Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Accrued compensation	$ 2,229	$ 1,883	$ 917
Accrued clinical development costs	1,391	484	149
Accrued professional fees	657	338
Accrued professional fees excluding legal fees		175	105
Accrued legal fees		163	16
Deferred rent-short-term	535	495	438
Accrued manufacturing costs	278	479	173
Other accruals		240	238
Other accruals	240	279
Accrued deferred financing costs		1,244
Share purchase liabilities		39	115
Total accrued liabilities	$ 5,330	$ 5,202	$ 2,150